     As filed with the Securities and Exchange Commission on August 22, 2000
                                                      Registration No. 333-33048


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    [ ] Pre-Effective Amendment No. ___ [X] Post-Effective Amendment No. 1


                              AIM INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (713) 626-1919

                                   Copies To:

Samuel D. Sirko, Esq.                        Arthur J. Brown, Esq.
A I M Advisors, Inc.                         R. Darrell Mounts, Esq.
11 Greenway Plaza, Suite 100                 Kirkpatrick & Lockhart LLP
Houston, Texas 77046                         1800 Massachusetts Avenue, N.W.,
(Name and Address of Agent for Service)      2nd Floor
                                             Washington, D.C. 20036

Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.



            It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b)(1)(v).


      No filing fee is required because of reliance on Section 24(f) of the
                  Investment Company Act of 1940, as amended.

     In accordance with the guidance provided in the comment letter to the registrants dated February 15, 1996, this Post-effective Amendment to Registration Statement on Form N-14 is being filed to file a copy of Exhibit 12, the opinion and consent of Kirkpatrick & Lockhart, LLP, supporting the tax matters and consequences to shareholders discussed on the prospectus previously filed under Registration No. 333-33048. This Post-effective Amendment consists of the facing page, this page, Item 16 from Part C of the Registration Statement marked to show revisions, a signature page, exhibit index and the exhibit described therein.

                                     PART C
                               OTHER INFORMATION




ITEM 16. EXHIBITS

Exhibit
Number                     Description

(1)      (a)      -        Agreement and Declaration of Trust of the Registrant
                           was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 55 to the Registration
                           Statement on Form N-1A, filed August 26, 1998, and is hereby incorporated by reference.

         (b)      -        First Amendment to the Agreement and Declaration of
                           Trust of Registrant, dated August 12, 1998, was filed as an Exhibit to Registrant's Post-Effective
                           Amendment No. 56 to the Registration Statement on
                           Form N-1A, filed on December 30, 1998, and is hereby incorporated by reference.

         (c)      -        Second Amendment to the Agreement and Declaration
                           of Trust of Registrant, dated December 10, 1998, was filed as an Exhibit to Registrant's Post-Effective
                           Amendment No. 57 to the Registration Statement on
                           Form N-1A, filed on February 22, 1999, and is hereby incorporated by reference.

         (d)      -        Third Amendment to the Agreement and Declaration of
                           Trust of Registrant, dated February 4, 1999, was filed as an Exhibit to Registrant's Post-Effective
                           Amendment No. 58 to the Registration Statement on
                           Form N-1A, filed on February 25, 2000, and is hereby incorporated by reference.

         (e)      -        Fourth Amendment to the Agreement and Declaration
                           of Trust of Registrant, dated February 16, 1999, was filed as an Exhibit to Registrant's Post-Effective
                           Amendment No. 58 to the Registration Statement on
                           Form N-1A, filed on February 25, 2000, and is hereby incorporated by reference.

(2)      (a)      -        By-Laws of the Registrant were filed as an exhibit to
                           Registrant's Post-Effective Amendment No. 55 to the
                           Registration Statement on Form N-1A, filed on August
                           26, 1998, and is hereby incorporated by reference.

         (b)      -        Amendment No. 1 to By-Laws of Registrant, dated
                           December 10, 1998, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 57 to the
                           Registration Statement on Form N-1A, filed on
                           February 22, 1999, and is hereby incorporated by reference.

         (c)      -        Amended and Restated By-Laws of Registrant, adopted
                           effective May 7, 1998, amended December 10, 1998, was filed as an Exhibit to Registrant's Post-Effective
                           Amendment No. 58 to the Registration Statement on
                           Form N-1A, filed on February 25, 2000, and is hereby incorporated by reference.

         (d)      -        First Amendment to Amended and Restated By-Laws of
                           Registrant, dated June 15, 1999, was filed as an Exhibit to Registrant's Post-Effective Amendment No.
                           58 to the Registration Statement on Form N-1A, filed on February 25, 2000, and is hereby incorporated by reference.

(3)               -        Voting Trust Agreements - None.


(4)               -        A copy of the form of Plan of Reorganization was
                           filed electronically as Appendix I to the Prospectus contained in the Registration Statement on Form N-14 filed on March 22, 2000, and is hereby incorporated by reference.


(5)               -        Provisions of instruments defining the rights of
                           holders of Registrant's securities are contained in the Declaration of Trust, as amended, Articles II, VI, VII, VIII and IX and By-laws, as amended,
                           Articles IV, V, VI, VII and VIII, which were filed as an Exhibit to Registrant's Post-Effective Amendment
                           No. 58 to the Registration Statement on Form N-1A, filed on February 25, 2000, and are hereby incorporated by reference.

(6)      (a)      -        Investment Management and Administration Contract
                           between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective
                           Amendment No. 55 to the Registration Statement on
                           Form N-1A, filed on August 26, 1998.

         (b)      -        Investment Management and Administration Contract,
                           dated September 8, 1998, between Registrant and A I M
                           Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 55 to the
                           Registration Statement, filed on August 26, 1998.

         (c)      -        Amended and Restated Investment Management and
                           Administration Contract, dated June 1, 1999, between
                           Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment
                           No. 58 to the Registration Statement on Form N-1A, filed on February 25, 2000, and is hereby incorporated by reference.

         (d)      -        Administration Contract, dated May 29, 1998, between
                           Registrant and A I M Advisors, Inc. was filed as an
                           Exhibit to Registrant's Post-Effective Amendment No.
                           55 to the Registration Statement on Form N-1A, filed on August 26, 1998.

         (e)      -        Administration Contract, dated September 8, 1998,
                           between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective
                           Amendment No. 55 to the Registration Statement on
                           Form N-1A, filed on August 26, 1998, and is hereby incorporated by reference.

         (f)      -        Sub-Administration Contract, dated May 29, 1998,
                           between A I M Advisors, Inc. and INVESCO (NY), Inc.
                           with respect to Registrant was filed as an Exhibit to Registrant's Post-Effective Amendment No. 55 to the
                           Registration Statement on Form N-1A, filed on August
                           26, 1998.

         (g)      -        Sub-Administration Contract, dated September 8, 1998,
                           between A I M Advisors, Inc. and INVESCO (NY), Inc.
                           with respect to Registrant was filed as an Exhibit to Registrant's Post-Effective Amendment No. 55 to the
                           Registration Statement on Form N-1A, filed on August
                           26, 1998.

         (h)      -        Sub-Advisory and Sub-Administration Contract, dated
                           May 29, 1998 between A I M Advisors, Inc. and INVESCO
                           (NY), Inc. with respect to Registrant was filed as an Exhibit to Registrant's Post-Effective Amendment No.
                           55 to the Registration Statement on Form N-1A, filed on August 26, 1998.

         (i)      -        Sub-Advisory and Sub-Administration Contract, dated
                           September 8, 1998 between A I M Advisors, Inc. and
                           INVESCO (NY), Inc. with respect to Registrant was filed as an Exhibit to Registrant's Post-Effective
                           Amendment No. 55 to the Registration Statement on
                           Form N-1A, filed on August 26, 1998.

         (j)      -        Sub-Advisory and Sub-Administration Contract, dated
                           September 8, 1998, between A I M Advisors, Inc. and
                           INVESCO (NY), Inc. with respect to Registrant was filed as an Exhibit to Registrant's Post-Effective
                           Amendment No. 55 to the Registration Statement on
                           Form N-1A, filed on August 26, 1998, and is hereby incorporated by reference.

         (k)      -        Investment Management and Administration Contract,
                           dated May 29, 1998, between Global Investment
                           Portfolio and A I M Advisors, Inc. was filed as an
                           Exhibit to Registrant's Post-Effective Amendment No.
                           55 to the Registration Statement on Form N-1A, filed on August 26, 1998, and is hereby incorporated by reference.

         (l)      -        Investment Management and Administration Contract,
                           dated May 29, 1998, between Global High Income
                           Portfolio (now known as Emerging Markets Debt
                           Portfolio) and A I M Advisors, Inc. was filed as an
                           Exhibit to Registrant's Post-Effective Amendment No.
                           55 to the Registration Statement on Form N-1A, filed on August 26, 1998, and is hereby incorporated by reference.

         (m)      -        Amended and Restated Investment Management and
                           Administration Contract, dated September 8, 1998, between Emerging Markets Debt Portfolio and A I M
                           Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58 to the
                           Registration Statement on Form N-1A, filed on
                           February 25, 2000, and is hereby incorporated by reference.

         (n)      -        Sub-Advisory and Sub-Administration Contract, dated
                           May 29, 1998, between A I M Advisors, Inc. and
                           INVESCO (NY), Inc. with respect to Global Investment
                           Portfolio was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 55 to the Registration
                           Statement on Form N-1A, filed on August 26, 1998.

         (o)      -        Sub-Advisory and Sub-Administration Contract, dated
                           May 29, 1998, between A I M Advisors, Inc. and
                           INVESCO (NY), Inc. with respect to Global High Income
                           Portfolio (now known as Emerging Markets Debt
                           Portfolio) was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 55 to the Registration
                           Statement on Form N-1A, filed on August 26, 1998.

         (p)      -        Sub-Advisory Contract, dated December 14, 1998,
                           between A I M Advisors, Inc. and INVESCO (NY), Inc.
                           with respect to Registrant's AIM Strategic Income
                           Fund was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 58 to the Registration
                           Statement, filed on February 25, 2000, and is hereby incorporated by reference.

         (q)      -        Amended and Restated Sub-Advisory Contract, dated
                           February 12, 1999, between A I M Advisors, Inc. and
                           INVESCO Asset Management Limited with respect to
                           Registrant was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 58 to the Registration
                           Statement on Form N-1A, filed on February 25, 2000, and is hereby incorporated by reference.

         (r)      -        Sub-Advisory Contract, dated December 14, 1998,
                           between A I M Advisors, Inc. and INVESCO Asset
                           Management Limited with respect to Emerging Markets
                           Debt Portfolio was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58 to the
                           Registration Statement on Form N-1A, filed on
                           February 25, 2000, and is hereby incorporated by reference.

(7)      (a)      -        Distribution Agreement, dated May 29, 1998, between
                           Registrant and A I M Distributors, Inc. with respect to Class A shares was filed as an Exhibit to Registrant's Post-Effective Amendment No. 55 to the
                           Registration Statement on Form N-1A, filed on August
                           26, 1998.

         (b)      -        Distribution Agreement, dated September 8, 1998,
                           between Registrant and A I M Distributors, Inc. with respect to Class A shares was filed as an Exhibit to Registrant's Post-Effective Amendment No. 55 to the
                           Registration Statement on Form N-1A, filed on August
                           26, 1998, and is hereby incorporated by reference.

         (c)      -        Master Distribution Agreement, dated March 1, 1999,
                           between Registrant and A I M Distributors, Inc. with respect to Class A and Class C shares was filed as an Exhibit to Registrant's Post-Effective Amendment No.
                           58 to the Registration Statement on Form N-1A, filed on February 25, 2000, and is hereby incorporated by reference.

         (d)      -        Amendment No. 1, dated March 1, 1999, to the Master
                           Distribution Agreement, dated March 1, 1999, between
                           Registrant and A I M Distributors, Inc. with respect to Class A and Class C shares was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A, filed on February 25, 2000, and is hereby incorporated by reference.

         (e)      -        Distribution Agreement, dated May 29, 1998, between
                           Registrant and A I M Distributors, Inc. with respect to Class B shares was filed as an exhibit to Registrant's Post-Effective Amendment No. 55 to the
                           Registration Statement on Form N-1A, filed on August
                           26, 1998.

         (f)      -        Distribution Agreement, dated September 8, 1998,
                           between Registrant and A I M Distributors, Inc. with respect to Class B shares was filed as an exhibit to Registrant's Post-Effective Amendment No. 55 to the
                           Registration Statement on Form N-1A, filed on August
                           26, 1998, and is hereby incorporated by reference.

         (g)      -        Amendment No. 1, dated March 18, 1999, to the
                           Distribution Agreement, dated September 8, 1998, between Registrant and A I M Distributors, Inc. with respect to Class B was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58 to the
                           Registration Statement on Form N-1A, filed on
                           February 25, 2000, and is hereby incorporated by reference.

         (h)      -        Amendment No. 2, dated June 1, 1999, to the
                           Distribution Agreement, dated September 8, 1998, between Registrant and A I M Distributors, Inc. with respect to Class B was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58 to the
                           Registration Statement on Form N-1A, filed on
                           February 25, 2000, and is hereby incorporated by reference.

(8)               -        Agreements Concerning Officers and Directors/Trustees
                           Benefits - None.

(9)      (a)      -        Custodian Agreement, dated April 27, 1988, between
                           Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 56 to the Registration
                           Statement on Form N-1A, filed on December 30, 1998, and is hereby incorporated by reference.

         (b)      -        Notice of Additional Fund, dated August 7, 1989, to
                           Custodian Contract, dated April 27, 1988, between
                           Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 56 to the Registration
                           Statement on Form N-1A, filed on December 30, 1998, and is hereby incorporated by reference.

         (c)      -        Notice of Additional Fund, dated September 23,
                           1990, to Custodian Contract, dated April 27, 1988, between Registrant and State Street Bank and Trust
                           Company was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 56 to the Registration
                           Statement on Form N-1A, filed on December 30, 1998, and is hereby incorporated by reference.

         (d)      -        Notice of Additional Fund, dated August 8, 1991, to
                           Custodian Contract, dated April 27, 1988, between
                           Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 56 to the Registration
                           Statement on Form N-1A, filed on December 30, 1998, and is hereby incorporated by reference.

         (e)      -        Notice of Additional Fund, dated January 27, 1992,
                           to Custodian Contract, dated April 27, 1988, between
                           Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's
                           Post-Effective

                           Amendment No. 56 to the Registration Statement on Form N-1A, filed on December 30, 1998, and is hereby incorporated by reference.

         (f)      -        Notice of Additional Fund, dated May 10, 1992, to
                           Custodian Contract, dated April 27, 1988, between
                           Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 56 to the Registration
                           Statement on Form N-1A, filed on December 30, 1998, and is hereby incorporated by reference.

         (g)      -        Notice of Additional Fund, dated June 1, 1992, to
                           Custodian Contract, dated April 27, 1988, between
                           Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 56 to the Registration
                           Statement on Form N-1A, filed on December 30, 1998, and is hereby incorporated by reference.

         (h)      -        Notice of Additional Fund, dated October 22, 1992,
                           to Custodian Contract, dated April 27, 1988, between
                           Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 56 to the Registration
                           Statement on Form N-1A, filed on December 30, 1998, and is hereby incorporated by reference.

         (i)      -        Notice of Additional Fund, dated May 31, 1994, to
                           Custodian Contract, dated April 27, 1988, between
                           Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 56 to the Registration
                           Statement on Form N-1A, filed on December 30, 1998, and is hereby incorporated by reference.

         (j)      -        Amendment to Custodian Contract, dated August 17,
                           1994, was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 56 to the Registration
                           Statement on Form N-1A, filed on December 30, 1998, and is hereby incorporated by reference.

         (k)      -        Amendment to Custodian Contract, dated June 20,
                           1995, was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 56 to the Registration
                           Statement on Form N-1A, filed on December 30, 1998, and is hereby incorporated by reference.

         (l)      -        Notice of Additional Fund, dated October 24, 1997,
                           to Custodian Contract, dated April 27, 1988, between
                           Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 56 to the Registration
                           Statement on Form N-1A, filed on December 30, 1998, and is hereby incorporated by reference.

         (m)      -        Notice of Registrant's reorganization, dated
                           September 22, 1998, to Custodian was filed as an Exhibit to Registrant's Post-Effective

                           Amendment No. 56 to the Registration Statement on Form N-1A, filed on December 30, 1998, and is hereby incorporated by reference.

         (n)      -        Amendment to Custodian Contract, dated January 26,
                           1999, was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 57 to the Registration
                           Statement on Form N-1A, filed on February 22, 1999, and is hereby incorporated by reference.

         (o)      -        Transfer Agency and Service Agreement, dated
                           September 8, 1998, between Registrant and A I M Fund
                           Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 56 to the
                           Registration Statement on Form N-1A, filed on
                           December 30, 1998, and is hereby incorporated by reference.

         (p)      -        Amendment No. 1, dated March 1, 1999, to the Transfer
                           Agency and Services Agreement, dated September 8,
                           1998, between Registrant and A I M Fund Services,
                           Inc. was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 58 to the Registration
                           Statement on Form N-1A, filed on February 25, 2000, and is hereby incorporated by reference.

         (q)      -        Amendment No. 2, dated July 1, 1999, to the Transfer
                           Agency and Services Agreement, dated September 8,
                           1998, between Registrant and A I M Fund Services,
                           Inc. was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 58 to the Registration
                           Statement on Form N-1A, filed on February 25, 2000, and is hereby incorporated by reference.

         (r)      -        Amendment No. 3, dated July 1, 1999, to the Transfer
                           Agency and Services Agreement, dated September 8,
                           1998, between Registrant and A I M Fund Services,
                           Inc. was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 58 to the Registration
                           Statement on Form N-1A, filed on February 25, 2000, and is hereby incorporated by reference.

         (s)      -        Amendment No. 4, dated February 11, 2000, to the
                           Transfer Agency and Services Agreement, dated
                           September 8, 1998, between Registrant and A I M Fund
                           Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58 to the
                           Registration Statement on Form N-1A, filed on
                           February 25, 2000, and is hereby incorporated by reference.

         (t)      -        Remote Access and Related Services Agreement, dated
                           as of December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly,
                           The Shareholder Services Group, Inc.) was filed as an
                           Exhibit to Registrant's Post-Effective Amendment No.
                           55 to the Registration Statement on Form N-1A, filed on August 26, 1998, and is hereby incorporated by reference.

         (u)      -        Amendment No. 1, dated October 4, 1995, to the Remote
                           Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First Data
                           Investor Services Group, Inc. (formerly, The
                           Shareholder Services Group, Inc.) was filed as an Exhibit to Registrant's Post-Effective Amendment No.
                           55 to the Registration Statement on Form N-1A, filed on August 26, 1998, and is hereby incorporated by reference.

         (v)      -        Addendum No. 2, dated October 12, 1995, to the Remote
                           Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First Data
                           Investor Services Group, Inc. (formerly, The
                           Shareholder Services Group, Inc.) was filed as an Exhibit to Registrant's Post-Effective Amendment No.
                           55 to the Registration Statement on Form N-1A, filed on August 26, 1998, and is hereby incorporated by reference.

         (w)      -        Amendment No. 3, dated February 1, 1997, to the
                           Remote Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First
                           Data Investor Services Group, Inc. (formerly, The
                           Shareholder Services Group, Inc.) was filed as an Exhibit to Registrant's Post-Effective Amendment No.
                           55 to the Registration Statement on Form N-1A, filed on August 26, 1998, and is hereby incorporated by reference.

         (x)      -        Exhibit 1, effective as of August 4, 1997, to the
                           Remote Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First
                           Data Investor Services Group, Inc. (formerly, The
                           Shareholder Services Group, Inc.) was filed as an Exhibit to Registrant's Post-Effective Amendment No.
                           55 to the Registration Statement on Form N-1A, filed on August 26, 1998, and is hereby incorporated by reference.

         (y)      -        Preferred Registration Technology Escrow Agreement,
                           dated September 10, 1997, between Registrant and
                           First Data Investor Services Group, Inc. (formerly,
                           The Shareholder Services Group, Inc.) was filed as an
                           Exhibit to Registrant's Post-Effective Amendment No.
                           55 to the Registration Statement on Form N-1A, filed on August 26, 1998, and is hereby incorporated by reference.

         (z)      -        Amendment No. 4, dated June 30, 1998, to the Remote
                           Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First Data
                           Investor Services Group, Inc. (formerly, The
                           Shareholder Services Group, Inc.) was filed as an Exhibit to Registrant's Post-Effective Amendment No.
                           56 to the Registration Statement on Form N-1A, filed on December 30, 1998, and is hereby incorporated by reference.

         (aa)     -        Amendment No. 5, dated July 1, 1998, to the Remote
                           Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First Data Investor Services Group, Inc.
                           (formerly, The Shareholder Services Group, Inc.) was filed as an Exhibit to Registrant's Post-Effective
                           Amendment No. 56 to the Registration Statement on
                           Form N-1A, filed on December 30, 1998, and is hereby incorporated by reference.

(10)     (a)      -        Distribution Plan, effective as of September 8, 1998,
                           adopted pursuant to Rule 12b-1 with respect to Class
                           A shares was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 56 to the Registration
                           Statement on Form N-1A, filed on December 30, 1998.

         (b)      -        Master Distribution Plan, dated March 1, 1999,
                           pursuant to Rule 12b-1 with respect to Class A and Class C shares was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58 to the
                           Registration Statement on Form N-1A, filed on
                           February 25, 2000.

         (c)      -        Amendment No. 1, dated March 18, 1999, to the
                           Master Distribution Plan, dated March 1, 1999, pursuant to Rule 12b-1 with respect to Class A and Class C shares was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58 to the
                           Registration Statement on Form N-1A, filed on
                           February 25, 2000.

         (d)      -        Amendment No. 2, dated June 1, 1999, to the Master
                           Distribution Plan, dated March 1, 1999, pursuant to
                           Rule 12b-1 with respect to Class A and Class C shares was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 58 to the Registration
                           Statement on Form N-1A, filed on February 25, 2000.

         (e)      -        Amended and Restated Master Distribution Plan,
                           effective as of July 1, 1999, with respect to Class A and Class C shares was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58 to the
                           Registration Statement on Form N-1A, filed on
                           February 25, 2000, and is hereby incorporated by reference.

         (f)      -        Distribution Plan, effective September 8, 1998,
                           adopted pursuant to Rule 12b-1 with respect to Class
                           B shares was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 56 to the Registration
                           Statement on Form N-1A, filed on December 30, 1998, and is hereby incorporated by reference.

         (g)      -        Amendment No. 1, dated March 18, 1999, to the
                           Distribution Plan, effective September 8, 1998, adopted pursuant to Rule 12b-1 with respect to Class
                           B shares was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 58 to the Registration
                           Statement on Form N-1A, filed on February 25, 2000, and is hereby incorporated by reference.

         (h)      -        Amendment No. 2, dated June 1, 1999, to the
                           Distribution Plan, effective September 8, 1998, adopted pursuant to Rule 12b-1 with respect to Class
                           B shares was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 58 to the Registration
                           Statement on Form N-1A, filed on February 25, 2000, and is hereby incorporated by reference.

         (i)      -        Rule 18f-3 Multiple Class Plan was filed as an
                           Exhibit to Registrant's Post-Effective Amendment No.
                           55 to the Registration Statement on Form N-1A, filed on August 26, 1998, and is hereby incorporated by reference.


(11)     (a)      -        Opinion and Consent of Kirkpatrick & Lockhart LLP as
                           to the legality of the securities being registered was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed March 22,
                           2000, and is hereby incorporated by reference.

         (b)      -        Opinion and Consent of Delaware Counsel was filed
                           electronically as an Exhibit to the Registration
                           Statement on Form N-14 filed on March 22, 2000, and is herby incorporated by reference.

(12)              -        Opinion and Consent of Kirkpatrick & Lockhart LLP
                           supporting the tax matters and consequences to shareholders discussed in the prospectus is filed electronically herewith.


(13)     (a)      -        Form of Selected Dealer Agreement between Registrant
                           and A I M Distributors, Inc. was filed as an exhibit to Post-Effective Amendment No. 57 on Feb. 22, 1999, and is hereby incorporated by reference.

         (b)      -        Form of Bank Selling Group Agreement between
                           Registrant and A I M Distributors, Inc was filed as an exhibit to Post-Effective Amendment No. 57 on Feb.
                           22, 1999, and is hereby incorporated by reference.

         (c)      -        Form of Fund Accounting and Pricing Agent Agreement
                           between Registrant and INVESCO (NY), Inc. was filed as an exhibit to Post Effective Amendment No. 55 on Aug. 26, 1998.

         (d)      -        Fund Accounting and Pricing Agreement between
                           Registrant and A I M Advisors, Inc. dated June 1,
                           1998, was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 57 to the Registration
                           Statement on Form N-1A, filed on February 22, 1999.

         (e)      -        Master Accounting Services Agreement, dated July 1,
                           1999, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective
                           Amendment No. 58 to the Registration Statement on
                           Form N-1A, filed on February 25, 2000, and is hereby incorporated by reference.

         (f)      -        Memorandum of Agreement, dated March 1, 1999, between
                           Registrant and A I M Advisors, Inc. was filed as an
                           Exhibit to Registrant's Post-Effective Amendment No.
                           58 to the Registration Statement on Form N-1A, filed on February 25, 2000, and is hereby incorporated by reference.

         (g)      -        Form of Memorandum of Agreement between Registrant
                           and A I M Advisors, Inc. was filed as an exhibit to Post-Effective Amendment No. 58 on Feb. 25, 2000, and is hereby incorporated by reference.

         (h)      -        Form of Shareholder Service Agreement used in
                           connection with Registrant's Master Distribution Plan was filed as an exhibit to Post-Effective Amendment
                           No. 57 on Feb. 22, 1999, and is hereby incorporated by reference.

         (i)      -        Form of Bank Shareholder Service Agreement used in
                           connection with Registrant's Master Distribution was filed as an exhibit to Post-Effective Amendment No.
                           57 on Feb. 22, 1999, and is hereby incorporated by reference.

         (j)      -        Form of Service Agreement for Bank Trust Department
                           and for Broker used in connection with Registrant's
                           Master Distribution Plan was filed as an exhibit to Post-Effective Amendment No. 57 on Feb. 22, 1999, and is hereby incorporated by reference.

         (k)      -        Form of Agency Pricing Agreement used in connection
                           with Registrant's Master Distribution Plan was filed as an exhibit to Post-Effective Amendment No. 57 on Feb. 22, 1999, and is hereby incorporated by reference.


(14)              -        Regarding opinions, appraisals or rulings and
                           consents relied on in preparing this Registration
                           Statement and required by Section 7 of the Securities
                           Act of 1933, the Consent of PricewaterhouseCoopers
                           LLP was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed March 22,
                           2000, and is hereby incorporated by reference.

(15)              -        Financial Statements - None.

(16)              -        Powers of Attorney.

(17)              -        Form of Proxy was filed electronically as an Exhibit
                           to the Registration Statement on Form N-14 filed
                           March 22, 2000, and is hereby incorporated by reference.

                                   SIGNATURES

     Pursuant to the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-effective Amendment No. 1 pursuant to Rule 485(b) under Securities Act of 1933 and has duly caused this Post-effective Amendment on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, and the State of Texas, on the 22nd day of August, 2000.

                                         AIM INVESTMENT FUNDS
                                             Registrant

                                         By:  /s/ ROBERT H. GRAHAM
                                            ------------------------------------
                                                  Robert H. Graham
                                                  President

         Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment on Form N-14 has been signed below by the following persons in the capacities indicated.

SIGNATURES                                TITLE                                 DATE
----------                                -----                                 ----
/s/ ROBERT H. GRAHAM
------------------------------
Robert H. Graham                          President, Trustee and                August 22, 2000
                                          Chairman of the Board
/s/ DANA R. SUTTON                        (Principal Executive Officer)
------------------------------
Dana R. Sutton                            Vice President and Treasurer          August 22, 2000
                                          (Principal Financial and
                                          Accounting Officer)

               *
------------------------------
C. Derek Anderson                         Trustee                               August 22, 2000

               *
------------------------------
Frank S. Bayley                           Trustee                               August 22, 2000

               *
------------------------------
Ruth H. Quigley                           Trustee                               August 22, 2000

*By: /s/ CAROL F. RELIHAN
     -------------------------
     Carol F. Relihan
     Attorney-In-Fact

                                INDEX TO EXHIBITS

EXHIBIT
NO.                       DESCRIPTION
-------                   -----------

12 Opinion of Kirkpatrick & Lockhart, LLP as to tax matters

16                        Powers of Attorney